Summary Prospectus December 1, 2009

                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group

DWS LARGE COMPANY GROWTH FUND






CLASS/Ticker    A   SGGAX    B   SGGBX    C   SGGCX    INST   SGGIX    S   SCQGX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information and other information about the fund online at https://www.dws-investments.com/ mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 (A, B, C), (800) 730-1313
(INST) and (800) 728-3337 (S) or asking your financial advisor. The prospectus and Statement of Additional Information, both dated December 1, 2009, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks long-term growth of capital.



FEES AND EXPENSES OF THE FUND


These are the fees you may pay when you buy and hold shares in this fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 8) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (p. 37).


SHAREHOLDER FEES (paid directly from your investment)


                                         A          B          C    INST      S
                             -------------  ---------  ---------  ------  -----
Maximum sales charge
(load) on purchases, as %
of offering price                  5.75       None       None     None    None
---------------------------        ----       --         --       ------  -----
Maximum contingent
deferred sales charge
(load), as % of redemption
proceeds                        None(1)         4.00       1.00   None    None
---------------------------     -------       ------     ------   ------  -----

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


                                   A          B          C          INST            S
                           ---------  ---------  ---------  ------------  -----------
Management fee                 0.62       0.62       0.62        0.62          0.62
-------------------------      ----       ----       ----        ----          ----
Distribution/service
(12b-1) fees                   0.22       0.98       0.99       None         None
-------------------------      ----       ----       ----       -----        ------
Other expenses (includes
an administrative fee)         0.50       0.64       0.54        0.27          0.54
-------------------------      ----       ----       ----       -----        ------
TOTAL ANNUAL OPERATING
EXPENSES                       1.34       2.24       2.15        0.89          1.16
-------------------------      ----       ----       ----       -----        ------

(1) Investments of $1 million or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of purchase and 0.50% if redeemed within the following six months.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C      INST         S
-------  --------  --------  --------  --------  --------
1        $ 704     $ 627     $ 318     $  91     $ 118
--       -----     -----     -----     -----     -----
3          975     1,000       673       284       368
--       -----     -----     -----     -----     -----
5        1,267     1,400     1,154       493       638
--       -----     -----     -----     -----     -----
10       2,095     2,139     2,483     1,096     1,409
--       -----     -----     -----     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C      INST         S
-------  --------  --------  --------  --------  --------
1        $ 704     $ 227     $ 218     $  91     $ 118
--       -----     -----     -----     -----     -----
3          975       700       673       284       368
--       -----     -----     -----     -----     -----
5        1,267     1,200     1,154       493       638
--       -----     -----     -----     -----     -----
10       2,095     2,139     2,483     1,096     1,409
--       -----     -----     -----     -----     -----

Class B converts to Class A after six years; the Example for Class B reflects lower fees incurred in Class A after this conversion.


PORTFOLIO TURNOVER

The fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, but are reflected in fund performance.


During the most recent fiscal year, the fund's portfolio turnover rate was 62% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in large US companies that are similar in size to the companies in the Russell 1000 Growth Index (generally the 1,000 largest publicly traded companies in the United States). The fund's equity investments are mainly common stocks, but may also include other types of equities such as preferred stocks or convertible securities. The fund may also invest up to 20% of its assets in stocks and other securities of companies not publicly traded in the United States. The fund expects to invest in a portfolio consisting of approximately 35 issuers, although this number can vary depending on market conditions.


MANAGEMENT PROCESS. In choosing stocks, portfolio management begins by utilizing a proprietary quantitative model to rank stocks based on a number of factors including valuation and profitability. Portfolio management also applies fundamental techniques to identify companies that it believes display above-average earnings growth compared to other companies and have strong product lines, effective management and leadership positions within core markets. The factors considered and models used by portfolio management may change over time. Portfolio management may favor different types of securities from different industries and companies at different times.


Portfolio management will normally sell a stock when it believes the price is unlikely to go higher, the company's fundamentals have changed, other investments offer better opportunities or in the course of adjusting the fund's emphasis on a given industry.



OTHER INVESTMENTS AND TECHNIQUES
--------------------------------------------------------------------------------

DERIVATIVES. The fund may use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities) for hedging, risk management or non-hedging purposes to seek to enhance potential gains. The fund may use derivatives as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs.

In particular, the fund may use futures and options and write covered call options.

SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.

--------------------------------------------------------------------------------

MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance.


GROWTH INVESTING RISK. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news. A growth company may fail to fulfill apparent promise or may be eclipsed by competitors or its products or services rendered obsolete by new technologies. Growth stocks also typically lack the dividends associated with value stocks that might otherwise cushion investors from the effects of declining stock prices. In addition, growth stocks selected for investment by portfolio management may not perform as anticipated.


FOCUS RISK - LIMITED NUMBER OF SECURITIES. To the extent that the fund pursues a strategy of investing in a limited number of securities, it will have a relatively large exposure to the risks of each individual security, and may be more volatile than a fund that invests more broadly.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.



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SUMMARY PROSPECTUS December 1, 2009              DWS Large Company Growth Fund

For more about fund risks, including additional risk factors not discussed in this summary prospectus, see the fund's prospectus and Statement of Additional Information.


PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). As always, past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


For Class A, B and C shares, historical performance prior to class inception is based on the performance of the fund's original share class, Class S shares, adjusted to reflect the higher expenses and applicable sales charges of the relevant share class.


CALENDAR YEAR TOTAL RETURNS (%) (Class S)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]



  35.05       -19.26      -22.65      -29.86     24.99      4.49      8.18       7.22     12.70       -32.84
  1999         2000        2001      2002        2003       2004      2005      2006       2007      2008




Best Quarter: 28.07%, Q4 1999       Worst Quarter: -21.45%, Q4 2008
Year-to-Date as of 9/30/09: 16.73%

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2008 expressed as a %)

These returns include sales charges, if any. Performance of a broad-based index is shown for comparison. Indexes have no sales charges and cannot be invested in directly. After-tax returns (which are shown only for Class S and would be different for other classes) reflect the highest individual federal income tax rates in effect at the time, but do not reflect any state or local taxes. Return after taxes on distributions with sales is higher than other returns for the one, five and ten year periods due to a capital loss upon redemption. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Performance of Class B shares does not assume the conversion to Class A shares after six years.



                                CLASS            1           5          10
RETURN                      INCEPTION         YEAR       YEARS       YEARS   SINCE INCEPTION
------------------------- -----------  -----------  ----------  ----------  ----------------
CLASS A before tax           8/1/99        -36.85       -3.11       -4.59             -
-------------------------  --------       -------      ------      ------             -
CLASS B before tax         12/29/00        -35.50       -2.88       -4.77             -
-------------------------  --------       -------      ------      ------             -
CLASS C before tax         12/29/00        -33.51       -2.70       -4.75             -
-------------------------  --------       -------      ------      ------             -
INST CLASS before tax      12/29/00        -32.69       -1.52          -           -5.55
-------------------------  --------       -------      ------      ------         ------
CLASS S before tax          5/15/91        -32.84       -1.71       -3.78             -
-------------------------  --------       -------      ------      ------         ------
  After tax on
  distributions()                          -32.85       -1.74       -3.89             -
  After tax on distribu-
  tions, with sale                         -21.32       -1.44       -3.11             -
------------------------- --------        -------      ------      ------         ------
RUSSELL 1000 GROWTH
INDEX                                      -38.44       -3.42       -4.27             -
------------------------- --------        -------      ------      ------         ------
Since INST Class
inception                                      -           -           -           -5.70
------------------------- --------        -------      ------      ------         ------

RUSSELL 1000 (Reg. TM) GROWTH INDEX is an unmanaged index that consists of those stocks in the Russell 1000 (Reg. TM) Index that have higher price-to-book ratios and higher forecasted growth values. Russell 1000 (Reg. TM) Index is an unmanaged price-only index of the 1,000 largest capitalized companies that are domiciled in the US and whose common stocks are traded.


MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

OWEN FITZPATRICK, CFA. Managing Director of Deutsche Asset Management and Lead Manager of the fund. Joined the fund in 2009.


BRENDAN O'NEILL, CFA. Director of Deutsche Asset Management and Portfolio Manager of the fund. Joined the fund in 2007.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                             AUTOMATIC
                                  IRAS (AND UGMAS/          INVESTMENT
              NON-IRA           UTMAS FOR CLASS S)               PLANS
         ------------  ---------------------------  ------------------
A B C        1,000                  500                      500
-------      -----                  ---                      ---
INST     1,000,000                 N/A                      N/A
-------  ---------                 ----                     ----
S            2,500                1,000                    1,000
-------  ---------                -----                    -----

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, there is no minimum initial investment for Class A, B, C and S shares and no minimum additional investment for Class A and S shares. Institutional Class shares also have no additional investment minimum. The minimum additional investment for all other instances is $50. The maximum Automatic Investment Plan investment is $250,000.


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SUMMARY PROSPECTUS December 1, 2009              DWS Large Company Growth Fund

TO PLACE ORDERS


MAIL           First Investment         DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A, B or C shares: (800) 621-1048
                                        Institutional Class shares: (800) 730-1313
                                        Class S shares: (800) 728-3337
                                        M - F 9 a.m. - 6 p.m. ET
TDD LINE                                (800) 728-3006, M - F 9 a.m. - 6 p.m. ET


You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Effective March 1, 2010, Class B shares will be closed to new purchases, except for exchanges and the reinvestment of dividends. Institutional Class shares are generally available only to qualified institutions. Class S shares are generally available only to existing Class S shareholders.



TAX INFORMATION


The fund's distributions (dividend and capital gains distributions are expected to be paid annually) are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


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SUMMARY PROSPECTUS December 1, 2009              DWS Large Company Growth Fund
DLCGF-SUM